STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

August 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 100.9%
Australia - 2.2%
CSL	169,700		27,527,699
Canada - 2.2%
Alimentation Couche Tard, Cl. B	449,300		28,279,510
China - 1.8%
CNOOC	15,260,000		22,772,052
Denmark - 2.0%
Novo Nordisk, Cl. B	491,500		25,522,024
Finland - 1.1%
Kone, Cl. B	235,400		13,608,481
France - 4.1%
L'Oreal	92,900		25,382,494
LVMH Moet Hennessy Louis Vuitton	65,800		26,207,858
			51,590,352
Hong Kong - 5.1%
AIA Group	3,621,800		35,222,980
CLP Holdings	1,301,000		13,399,284
Hong Kong & China Gas	8,092,465		15,626,744
			64,249,008
Ireland - 2.1%
Experian	843,000		25,828,697
Japan - 8.4%
FANUC	125,600		21,819,061
Keyence	63,214		37,427,972
Shin-Etsu Chemical	307,800		31,045,108
SMC	41,500		15,680,425
			105,972,566
Spain - 2.4%
Industria de Diseno Textil	993,900		30,716,764
Switzerland - 8.2%
Alcon	53,480	[a]	3,258,241
Nestle	254,200		28,508,411
Novartis	267,400		24,047,764
Roche Holding	102,000		27,887,042
SGS	7,900		19,395,807
			103,097,265
Taiwan - 2.3%
Taiwan Semiconductor Manufacturing, ADR	692,000		29,499,960

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 100.9% (continued)
United Kingdom - 6.3%
Compass Group		1,018,000		25,802,171
Linde		140,000		26,447,400
Reckitt Benckiser Group		343,000		26,707,020
				78,956,591
United States - 52.7%
Adobe		101,400	[a]	28,849,314
Alphabet, Cl. C		26,297	[a]	31,243,466
Amphenol, Cl. A		277,500		24,292,350
Automatic Data Processing		174,900		29,705,016
Booking Holdings		14,410	[a]	28,335,968
Cerner		419,400		28,900,854
Cisco Systems		523,700		24,514,397
Cognizant Technology Solutions, Cl. A		371,700		22,818,663
Colgate-Palmolive		358,100		26,553,115
Edwards Lifesciences		135,100	[a]	29,970,584
EOG Resources		292,500		21,700,575
Fastenal		930,000		28,476,600
Gilead Sciences		262,000		16,647,480
Intuitive Surgical		50,200	[a]	25,669,268
IPG Photonics		92,700	[a]	11,469,771
Johnson & Johnson		186,200		23,900,632
Mastercard, Cl. A		124,000		34,889,880
Microsoft		258,000		35,567,880
NIKE, Cl. B		294,000		24,843,000
Oracle		485,300		25,264,718
Schlumberger		351,600		11,402,388
Starbucks		264,616		25,551,321
Stryker		128,200		28,288,612
The TJX Companies		499,700		27,468,509
The Walt Disney Company		190,400		26,134,304
Waters		106,900	[a]	22,651,041
				665,109,706
Total Common Stocks (cost $688,832,774)				1,272,730,675
	1-Day Yield (%)
Investment Companies - .0%
Registered Investment Companies - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $92,164)	2.09	92,164	[b]	92,164
Total Investments (cost $688,924,938)		100.9%		1,272,822,839
Liabilities, Less Cash and Receivables		(.9%)		(10,986,628)
Net Assets		100.0%		1,261,836,211

ADR—American Depository Receipt

a Non-income producing security.

b Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Global Stock Fund

August 31, 2019 (Unaudited)

The following is a summary of the inputs used as of August 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Equity Securities - Common Stocks	1,272,730,675	-	-	1,272,730,675
Investment Companies	92,164	-	-	92,164
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	556	-	556
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(7,318)	-	(7,318)

† See Statement of Investments for additional detailed categorizations, if any.

† † Amount shown represents unrealized appreciation (depreciation) at period end.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Stock Fund

August 31, 2019 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation)($)
National Australia Bank
United States Dollar	7,176,766	British Pound	5,896,611	9/3/19	556
United States Dollar	2,591,974	Euro	2,359,021	9/3/19	(1,489)
United States Dollar	6,542,528	Swiss Franc	6,479,066	9/3/19	(5,829)
Gross Unrealized Appreciation					556
Gross Unrealized Depreciation					(7,318)

See notes to financial statements.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default

NOTES

probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at August 31, 2019 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At August 31, 2019, accumulated net unrealized appreciation on investments was $583,897,901, consisting of $607,474,972 gross unrealized appreciation and $23,577,071 gross unrealized depreciation.

At August 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.